Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		¥ 658,184	¥ 764,124	¥ 1,182,188
Provision for (reversal of) credit losses		321,713	34,330	(240,847)
Charge-offs		243,135	174,041	232,109
Recoveries		63,858	44,117	51,110
Net charge-offs		179,277	129,924	180,999
Other	[1]	8,920	(10,346)	3,782
Balance at end of fiscal year		809,540	658,184	764,124
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		389,615	491,098	900,686
Provision for (reversal of) credit losses		153,782	(43,850)	(297,401)
Charge-offs		85,326	76,664	134,807
Recoveries		26,427	17,565	24,913
Net charge-offs		58,899	59,099	109,894
Other	[1]	(2,223)	1,466	(2,293)
Balance at end of fiscal year		482,275	389,615	491,098
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		38,626	42,546	67,336
Provision for (reversal of) credit losses		(1,028)	(4,480)	(22,291)
Charge-offs		3,227	274	3,838
Recoveries		375	834	1,339
Net charge-offs		2,852	(560)	2,499
Other	[1]
Balance at end of fiscal year		34,746	38,626	42,546
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		32,550	32,119	30,165
Provision for (reversal of) credit losses		26,542	23,809	23,422
Charge-offs		25,149	24,310	22,696
Recoveries		1,237	932	1,228
Net charge-offs		23,912	23,378	21,468
Other	[1]
Balance at end of fiscal year		35,180	32,550	32,119
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		52,581	53,765	73,733
Provision for (reversal of) credit losses		30,825	9,277	(9,309)
Charge-offs		27,934	13,224	14,701
Recoveries		4,173	3,733	6,140
Net charge-offs		23,761	9,491	8,561
Other	[1]	(650)	(970)	(2,098)
Balance at end of fiscal year		58,995	52,581	53,765
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		144,812	144,596	110,268
Provision for (reversal of) credit losses		70,023	49,574	64,732
Charge-offs		77,907	59,569	56,067
Recoveries		23,170	21,053	17,490
Net charge-offs		54,737	38,516	38,577
Other	[1]	9,528	(10,842)	8,173
Balance at end of fiscal year		169,626	144,812	¥ 144,596
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year
Provision for (reversal of) credit losses		41,569
Charge-offs		23,592
Recoveries		8,476
Net charge-offs		15,116
Other	[1]	2,265
Balance at end of fiscal year		¥ 28,718

[1]	Other is principally comprised of gains or losses from foreign exchange translation.